Commitments and Contingencies - Narrative (Details)	6 Months Ended
Jun. 30, 2013
Legal Matters [Abstract]
Legal matters	Legal Matters: In November 2005, an unrelated party filed a declaratory action against one of the Company's subsidiaries before the First Instance Court of Piraeus, Greece. The plaintiff asserted that he was instrumental in the negotiation of the Company's eight-year Fuel Purchase Agreement with a government refinery in Jamaica and sought a judicial affirmation of his alleged contractual right to receive a commission of $0.01 per metric ton of marine fuel over the term of the contract. In December 2008, the First Instance Court of Piraeus dismissed the plaintiff's action as vague and inadmissible, however the Company appealed that decision on the grounds that there was no contract between the Company and the plaintiff and that the court lacked jurisdiction. While the action was pending in Greece, the plaintiff commenced a new action involving the same cause of action before the Commercial Court of Paris, France, which dismissed that action in June 2009. The plaintiff's appeal of the dismissal was denied by the Paris Court of Appeal in February 2010. In January 2012, the plaintiff commenced a new action relating to the same allegations before the Commercial Court of Paris, which was dismissed on June 27, 2012 in favor of the competence and jurisdiction of the Greek courts. In July 2012, the plaintiff filed a "contredit," an appeal procedure under French law. The Company believes that this matter fails for lack of jurisdiction and is unwarranted and lacking in merit. The Company believes that the outcome of this lawsuit will not have a material effect on its operations and financial position. In April 2013, on the order of STX Corporation ("STX Corp."), the Company supplied bunkers to the vessel DANIELLA SCHULTE in the Port of Rotterdam. The invoice amount for these bunkers totaled approximately $605. In May, 2013, on the order of STX Corp., the Company supplied bunkers to the vessel UNICO SIENNA in the Port of Singapore. The invoice for those bunkers totaled approximately $323. STX Corp. has filed for reorganization in Korea, and has filed for protection under Chapter 15 of the U.S. Bankruptcy Code. The Company believes that it has maritime liens against both of these vessels, and have arrested the UNICO SIENNA in Panama to enforce the Company's maritime lien against that vessel. The Company intends to exercise its remedies for recovery of the unpaid amounts. The also Company intends to enforce its remedies, including foreclosure of its maritime lien against the DANIELLA SCHULTE. Accordingly, the Company believes that it will recover the full amounts due. However, there can be no assurance that the Company will be able to recover the full amounts due from either STX Corp. or other sources of recovery, including the vessels. Various claims, suits, and complains, including those involving government regulations and product liability, arise in the ordinary course of business. In addition, losses may arise from disputes with charterers and agents and insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims or contingent liabilities for which a provision should be established in the accompanying consolidated financial statements.
Environmental And Other Liabilities [Abstract]
Environmental and Other Liabilities	Environmental and Other Liabilities: The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the Company's exposure. Currently, management is not aware of any such claims or contingent liabilities for which a provision should be established in these condensed consolidated financial statements. The Company's Protection and Indemnity (P&I) insurance policies cover third-party liability and other expenses related to injury or death of crew, passengers and other third parties, loss or damage of cargo, claims arising from collisions with other vessels, damage to other third-party property, and pollution arising from oil or other substances. The Company's coverage under the P&I insurance policies, except for pollution, are unlimited. Coverage for pollution is $1,000,000 per vessel per incident.